Long-Term Debt, net - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	May 31, 2022
Long-Term Debt, net
Total long-term debt	$ 744,546		$ 410,516
Less: Deferred finance costs, net	(9,763)		(6,342)
Less: Current portion	(35,220)		(21,300)
Total long-term debt net of current portion and deferred finance cost	699,563		382,874
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Long-term debt	86,200		100,000		$ 130,000
Credit facility	130,000		130,000
Alpha Bank $55.25 mil. Facility
Long-Term Debt, net
Long-term debt	40,250		47,750
Credit facility	55,250		55,250	$ 55,250
Syndicated $450.0 mil. Facility
Long-Term Debt, net
Long-term debt	355,330
Credit facility	450,000	$ 450,000
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility	382,500		382,500	382,500
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Credit facility				$ 815,000		$ 815,000
Senior unsecured notes
Long-Term Debt, net
Long-term debt	$ 262,766		$ 262,766